LOSS BEFORE TAX (Schedule of Amount Charged to Statement of Operation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Directors' emoluments (including non- executive directors):
Remuneration		$ 2,058	$ 1,639	$ 1,391
Pension		26	24	24
Share based payments		1,601	1,707	986
Auditor's remuneration
Audit fees		861	888	580
Tax fees		407	89	77
Depreciation	[1]	830	1,405	1,821
Amortisation		945	889	899
Loss/(profit) on the disposal of property, plant and equipment		0	2	(1)
Net foreign exchange differences		$ 336	$ (1,210)	$ (789)

[1]	In 2023, no depreciation was capitalised to research and development projects (2022: US$Nil) (2021: US$38,000).